Derivatives - Cash flow hedges - Reconciliation of equity and analysis of other comprehensive income by risk type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
– fair value gains/(losses)	$ 551	$ (267)	$ (1,046)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Income taxes	(59)	(31)	21
Interest rate | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(26)	(40)
– fair value gains/(losses)	193	(67)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	99	90
Income taxes	(53)	(11)
Others	(9)	2
Cash flow hedging reserve, ending balance	204	(26)	(40)
Foreign currency | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(182)	(187)
– fair value gains/(losses)	341	(200)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	(371)	227
Income taxes	4	(13)
Others	3	(9)
Cash flow hedging reserve, ending balance	$ (205)	$ (182)	$ (187)